REVENUES (Details Narrative) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue remaining performance obligation, amount	$ 16.0	$ 2.3
Longterm Purchase Order Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue remaining performance obligation, amount	$ 10.0